Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenue
Revenue
OPERATING EXPENSES
Administration expenses	3,628,173	153,593	8,226,747	374,352	$ 57,027,850	$ 1,253,797
Occupancy expenses - related party	6,600	5,401	21,389	13,718	26,560	34,150
Research and development	19,961	54,388	80,162	116,102	223,721	248,102
TOTAL OPERATING EXPENSES	3,654,734	213,382	8,328,298	504,172	57,278,131	1,536,049
LOSS FROM OPERATIONS	(3,654,734)	(213,382)	(8,328,298)	(504,172)	(57,278,131)	(1,536,049)
OTHER INCOME (EXPENSE)
Interest expense	(58,955)	(118,943)	(364,604)	(205,173)	(563,757)	(665,841)
Interest income	37		56	1	9	60
Derivative expense		(8,559)		(35,741)	(333,596)	(141,012)
Change in fair value of derivative liabilities	87,728	13,581	68,022	66,368	212,450	316,537
Change in fair value of warrant liability	593,710		593,710
Other expense	(54,000)		(54,000)
Gain (loss) on extinguishment of debt, net	14,317	(18,759)	210,178	(30,078)	(871,032)	54,565
Foreign currency transaction gain (loss)	(19,497)	(84,121)	(54,196)	(75,698)	(89,243)	22,080
TOTAL OTHER INCOME (EXPENSE), NET	563,340	(216,801)	399,166	(280,321)	(1,645,169)	(413,611)
LOSS BEFORE TAXES	(3,091,394)	(430,183)	(7,929,132)	(784,493)	(58,923,300)	(1,949,660)
Tax benefit						129,132
NET LOSS	(3,091,394)	(430,183)	(7,929,132)	(784,493)	(58,923,300)	(1,820,528)
Deemed Dividend	(932,246)		(932,246)			(192,960)
NET LOSS AVAILABLE TO COMMON STOCKHOLDERS	$ (4,023,640)	$ (430,183)	$ (8,861,378)	$ (784,493)	$ (58,923,300)	$ (2,013,488)
BASIC NET LOSS PER SHARE AVAILABLE TO COMMON STOCKHOLDERS	$ (0.30)	$ (32.23)	$ (0.69)	$ (67.65)	$ (14.85)	$ (1,420.53)
DILUTED NET LOSS PER SHARE AVAILABLE TO COMMON STOCKHOLDERS	$ (0.30)	$ (32.23)	$ (0.69)	$ (67.65)	$ (14.85)	$ (1,420.53)
BASIC WEIGHTED AVERAGE SHARES OUTSTANDING	13,360,358	13,347	12,848,520	11,597	3,968,176	1,417
DILUTED WEIGHTED AVERAGE SHARES OUTSTANDING	13,360,358	13,347	12,848,520	11,597	3,968,176	1,417
OTHER COMPREHENSIVE INCOME (LOSS)
Unrealized foreign currency translation gain (loss)	$ (7,846)	$ 321,230	$ 9,198	$ 222,287	$ 49,336	$ (25,295)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(7,846)	321,230	9,198	222,287	49,336	(25,295)
TOTAL COMPREHENSIVE LOSS	$ (4,031,486)	$ (108,953)	$ (8,852,180)	$ (562,206)	$ (58,873,964)	$ (2,038,783)